Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consisted of the following:

	As of December 31,
	2019	2020
Finished goods	328,443	943,945
Raw materials	125,673	387,524
Work-in-process	—	11,556

Total	454,116	1,343,025